RELATED PARTY TRANSACTIONS - Swiss Marine (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Other current assets		$ 53,954,000	$ 47,812,000
Shareholder loan		53,954,000	47,812,000
Revenue from related parties		968,420,000	885,767,000	$ 1,113,456,000
SwissMarine
Related Party Transaction [Line Items]
Subordinated shareholder loan		10,700,000
Proceeds from repayments of shareholder loan, principal	$ 5,350,000
SwissMarine
Related Party Transaction [Line Items]
Other current assets		0
Shareholder loan		0
Revenue from related parties		$ 900,000	$ 3,900,000
SwissMarine | Shareholder Loan
Related Party Transaction [Line Items]
Subordinated shareholder loan					$ 10,700,000